RESTATEMENT AND RECLASSIFICATIONS - Restatement Adjustments to Expenses Inaccuracies and Related Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Selling and marketing expenses	¥ 300,043	$ 47,083	¥ 200,410	¥ 176,009
General and administrative expenses	385,498	60,493	241,356	102,052
Research and development expenses	297,360	46,662	174,192	167,484
Accrued expenses and other current liabilities	59,253	$ 9,298	16,542	18,512
Prepayments and other current assets	¥ 136,665		96,452	67,761	$ 21,444
Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Selling and marketing expenses			(10,956)	2,926
General and administrative expenses			35,460	(6,263)
Research and development expenses			1,177	5,632
Accrued expenses and other current liabilities			(4,042)	7,406
Prepayments and other current assets			(42,805)	(46,014)
Restatement Adjustments | Restatement adjustments to expenses inaccuracies and related accounts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Selling and marketing expenses			(10,956)	2,926
General and administrative expenses			35,460	(6,263)
Research and development expenses			1,177	5,632
Restatement Adjustments | Selling and Marketing Expenses | Restatement adjustments to expenses inaccuracies and related accounts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrual basis for social securities			287	495
Cut-off Errors			(10,412)	5,711
Reclassification expenses			(9,706)	(3,926)
Change in fair value of share options			8,875	646
Accrued expenses and other current liabilities			287	495
Restatement Adjustments | General and Administrative Expenses | Restatement adjustments to expenses inaccuracies and related accounts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrual basis for social securities			764	1,734
Cut-off Errors			15,682	(11,061)
Reclassification expenses			3,181	2,950
Change in fair value of share options			16,038	(1,309)
Impairment of other receivables and improper amortization of intangible assets			(205)	1,423
Accrued expenses and other current liabilities			764	1,734
Prepayments and other current assets			(48)	793
Restatement Adjustments | Research and Development Expenses | Restatement adjustments to expenses inaccuracies and related accounts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrual basis for social securities			972	1,955
Cut-off Errors			(3,518)
Reclassification expenses			4,210	3,312
Change in fair value of share options			(487)	365
Accrued expenses and other current liabilities			¥ 972	¥ 1,955